LONG-TERM DEPOSITS AND PREPAYMENTS (Details) ¥ in Millions, $ in Millions	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
LONG-TERM DEPOSITS AND PREPAYMENTS
Prepayments for purchase of long lived assets		¥ 88	¥ 164
Deposits paid to airline suppliers		517	127
Deposits paid to advertising suppliers		209	243
Deposits paid to hotel suppliers		36	70
Others		150	164
Total	$ 144	¥ 1,000	¥ 768